                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2002

Check here if Amendment       [ ]       Amendment Number:

This Amendment                [ ]       is a restatement
                              [ ]       adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Community First National Bank
Address:    520 Main Avenue
            Fargo ND 58124


13F File Number: 28-10086

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Stibbe
Title: Trust Officer
Phone: 701-293-2281
Signature, Place, and Date of Signing:

John Stibbe    Fargo, ND    01/06/2003

Report Type     (Check only one)
                [X]    13F HOLDINGS REPORT
                [ ]    13F NOTICE
                [ ]    13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

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                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           130
Form 13F Information Table Value Total:           $ 114,211

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE
                                   TITLE                           VALUE        SHARES/      SH/ PUT/
  NAME OF ISSUER                   OF CLASS        CUSIP         (X $1000)    PRN AMOUNT    PRN CALL
  SECURITY NAME                    SUBCLASS
  Abbott Laboratories              Large Cap Stock 002824100          1002        25062      SH
  Abbott Laboratories              Large Cap Stock 002824100            13          313      SH
  Allstate Corporation             Large Cap Stock 020002101          1553        41971      SH
  Allstate Corporation             Large Cap Stock 020002101             8          226      SH
  Alltel Corporation               Large Cap Stock 020039103          1548        30356      SH
  Alltel Corporation               Large Cap Stock 020039103             7          138      SH
  American Express Company         Large Cap Stock 025816109           866        24502      SH
  American Express Company         Large Cap Stock 025816109             5          147      SH
  American International Group     Large Cap Stock 026874107          1744        30141      SH
  American International Group     Large Cap Stock 026874107             9          161      SH
  Amgen, Inc.                      Large Cap Stock 031162100          1690        34952      SH
  Amgen, Inc.                      Large Cap Stock 031162100            22          458      SH
  Anadarko Petroleum Corporation   Large Cap Stock 032511107           780        16278      SH
  Anadarko Petroleum Corporation   Large Cap Stock 032511107             6          119      SH
  Automatic Data Processing Inc    Large Cap Stock 053015103          1074        27375      SH
  Automatic Data Processing Inc    Large Cap Stock 053015103             5          139      SH
  B P Amoco P L C                  Large Cap Stock 055622104          1697        41746      SH
  B P Amoco P L C                  Large Cap Stock 055622104            19          467      SH
  Bank of America Corporation      Large Cap Stock 060505104           263         3780      SH
  Bank of America Corporation      Large Cap Stock 060505104             6           84      SH
  Bank One Corporation             Large Cap Stock 06423A103           658        17998      SH
  Bellsouth Corporation            Large Cap Stock 079860102           221         8542      SH
  Bellsouth Corporation            Large Cap Stock 079860102             2           64      SH
  Cardinal Health, Inc.            Large Cap Stock 14149Y108          1812        30605      SH
  Cardinal Health, Inc.            Large Cap Stock 14149Y108             9          144      SH
  Cendant Corporation              Large Cap Stock 151313103          1281       122226      SH
  Cendant Corporation              Large Cap Stock 151313103             6          569      SH
  Cisco Systems, Inc.              Large Cap Stock 17275R102          1299        99135      SH
  Cisco Systems, Inc.              Large Cap Stock 17275R102             8          583      SH
  Citigroup Inc.                   Large Cap Stock 172967101          2447        69530      SH
  Citigroup Inc.                   Large Cap Stock 172967101            13          361      SH
  Colgate-Palmolive Company        Large Cap Stock 194162103          1551        29586      SH
  Colgate-Palmolive Company        Large Cap Stock 194162103             8          153      SH
  Community First Bankshares, Inc. Large Cap Stock 203902101         33351      1260422      SH
  Dell Computer Corporation        Large Cap Stock 247025109          1923        71917      SH
  Dell Computer Corporation        Large Cap Stock 247025109             9          336      SH
  Walt Disney Company              Large Cap Stock 254687106           865        53058      SH
  Walt Disney Company              Large Cap Stock 254687106            10          597      SH
  Dominion Res Inc                 Large Cap Stock 25746U109          1036        18876      SH
  Dominion Res Inc                 Large Cap Stock 25746U109             0           18      SH
  Du Pont ( E. I. ) De Nemours     Large Cap Stock 263534109          2264        53403      SH
  Du Pont ( E. I. ) De Nemours     Large Cap Stock 263534109            16          381      SH
  E M C Corp/Mass                  Large Cap Stock 268648102           561        91428      SH


  E M C Corp/Mass                  Large Cap Stock 268648102             3          432      SH
  Empire District Electric Co      Large Cap Stock 291641108           251        13810      SH
  Exxon Mobil Corporation          Large Cap Stock 30231G102           880        25193      SH
  Exxon Mobil Corporation          Large Cap Stock 30231G102           184         5255      SH
  Fleet Boston Financial           Large Cap Stock 339030108           837        34458      SH
  Fleet Boston Financial           Large Cap Stock 339030108             4          161      SH
  Forest Labs, Inc.                Large Cap Stock 345838106           839         8544      SH
  Forest Labs, Inc.                Large Cap Stock 345838106             4           38      SH
  General Dynamics                 Large Cap Stock 369550108          1664        20959      SH
  General Dynamics                 Large Cap Stock 369550108             8          102      SH
  General Electric Company         Large Cap Stock 369604103          3222       132336      SH
  General Electric Company         Large Cap Stock 369604103            26         1048      SH
  John Hancock Investment Trust    Mutual Funds Co 410142103           287        15000      SH
  Home Depot, Inc.                 Large Cap Stock 437076102          1067        44403      SH
  Home Depot, Inc.                 Large Cap Stock 437076102             6          233      SH
  Illinois Tool Works              Large Cap Stock 452308109          1402        21621      SH
  Illinois Tool Works              Large Cap Stock 452308109             7          102      SH
  Intel Corporation                Large Cap Stock 458140100          1082        69496      SH
  Intel Corporation                Large Cap Stock 458140100             7          422      SH
  International Business Machines  Large Cap Stock 459200101           275         3551      SH
  J D S Uniphase Corporation       Large Cap Stock 46612J101           166        67169      SH
  J D S Uniphase Corporation       Large Cap Stock 46612J101             0          260      SH
  J P Morgan Chase & Co            Large Cap Stock 46625H100           730        30412      SH
  J P Morgan Chase & Co            Large Cap Stock 46625H100             3          135      SH
  Keycorp                          Large Cap Stock 493267108           598        23784      SH
  Kinder Morgan, Inc.              Large Cap Stock 49455P101          1159        27409      SH
  Kinder Morgan, Inc.              Large Cap Stock 49455P101             9          202      SH
  Kroger Company                   Large Cap Stock 501044101          1281        82934      SH
  Kroger Company                   Large Cap Stock 501044101             6          404      SH
  Eli Lilly & Company              Large Cap Stock 532457108           577         9087      SH
  M B I A, Inc.                    Large Cap Stock 55262C100           958        21848      SH
  M B I A, Inc.                    Large Cap Stock 55262C100             5          103      SH
  M B N A Corporation              Large Cap Stock 55262L100          1874        98535      SH
  M B N A Corporation              Large Cap Stock 55262L100            13          696      SH
  Medtronic, Inc.                  Large Cap Stock 585055106          2195        48130      SH
  Medtronic, Inc.                  Large Cap Stock 585055106            13          281      SH
  Merck & Company, Inc.            Large Cap Stock 589331107          1518        26819      SH
  Merck & Company, Inc.            Large Cap Stock 589331107             6          111      SH
  Microsoft Corporation            Large Cap Stock 594918104          2380        46033      SH
  Microsoft Corporation            Large Cap Stock 594918104            11          213      SH
  Oracle Corporation               Large Cap Stock 68389X105          1213       112304      SH
  Oracle Corporation               Large Cap Stock 68389X105             8          696      SH
  Pepsico, Inc.                    Large Cap Stock 713448108          2014        47707      SH
  Pepsico, Inc.                    Large Cap Stock 713448108            19          458      SH
  Pfizer, Inc.                     Large Cap Stock 717081103          1605        52518      SH
  Pfizer, Inc.                     Large Cap Stock 717081103             6          206      SH
  Principal Financial Group        Large Cap Stock 74251V102          1490        49461      SH
  Principal Financial Group        Large Cap Stock 74251V102             7          225      SH
  Qualcomm, Inc.                   Large Cap Stock 747525103           380        10455      SH
  Qualcomm, Inc.                   Large Cap Stock 747525103             2           52      SH
  Royal Dutch Petroleum N Y        Large Cap Stock 780257804          1613        36635      SH
  Royal Dutch Petroleum N Y        Large Cap Stock 780257804            16          362      SH
  S B C Communications, Inc.       Large Cap Stock 78387G103           359        13258      SH
  S B C Communications, Inc.       Large Cap Stock 78387G103           107         3937      SH
  Schlumberger Limited             Large Cap Stock 806857108           344         8178      SH
  Schlumberger Limited             Large Cap Stock 806857108             2           48      SH


  Staples, Inc.                    Large Cap Stock 855030102          1709        93388      SH
  Staples, Inc.                    Large Cap Stock 855030102             9          466      SH
  Sun Microsystems                 Large Cap Stock 866810104           280        89896      SH
  Sun Microsystems                 Large Cap Stock 866810104             1          328      SH
  Suntrust Banks, Inc.             Large Cap Stock 867914103          1224        21502      SH
  Suntrust Banks, Inc.             Large Cap Stock 867914103             6          104      SH
  Target Corporation               Large Cap Stock 87612E106           652        21719      SH
  Target Corporation               Large Cap Stock 87612E106             3           96      SH
  Texas Instruments, Inc.          Large Cap Stock 882508104           690        45967      SH
  Texas Instruments, Inc.          Large Cap Stock 882508104             4          235      SH
  U S T, Inc.                      Large Cap Stock 902911106           455        13600      SH
  U S Bancorp                      Large Cap Stock 902973304           516        24340      SH
  United Technologies Corporation  Large Cap Stock 913017109          1676        27053      SH
  United Technologies Corporation  Large Cap Stock 913017109            10          158      SH
  Veritas Software Corporation     Large Cap Stock 923436109           421        26982      SH
  Veritas Software Corporation     Large Cap Stock 923436109             2          127      SH
  Verizon Communications           Large Cap Stock 92343V104          1675        43232      SH
  Verizon Communications           Large Cap Stock 92343V104            12          306      SH
  Viacom, Inc.                     Large Cap Stock 925524308          1116        27372      SH
  Viacom, Inc.                     Large Cap Stock 925524308            22          542      SH
  Wal-Mart Stores                  Large Cap Stock 931142103          2197        43501      SH
  Wal-Mart Stores                  Large Cap Stock 931142103            10          204      SH
  Walgreen Company                 Large Cap Stock 931422109           848        29053      SH
  Walgreen Company                 Large Cap Stock 931422109             4          120      SH
  Wells Fargo & Company            Large Cap Stock 949746101          2156        45995      SH
  Wells Fargo & Company            Large Cap Stock 949746101            52         1109      SH
  Wyeth                            Large Cap Stock 983024100          1329        35535      SH
  Wyeth                            Large Cap Stock 983024100             6          171      SH
  Xcel Energy Inc.                 Large Cap Stock 98389B100           133        12053      SH
  Transocean Sedco Forex, Inc.     Large Cap Stock G90078109           581        25047      SH
  Transocean Sedco Forex, Inc.     Large Cap Stock G90078109             3          125      SH

  NAME OF ISSUER                  INVSTMT OTHER         VOTING AUTHORITY
  SECURITY NAME                   DISCRTN MANAGERS      SOLE         SHARED       NONE
  Abbott Laboratories             SOLE                  24507
  Abbott Laboratories             SOLE                                            555
  Abbott Laboratories             OTHER                 291
  Abbott Laboratories             OTHER                                           22
  Allstate Corporation            SOLE                  41360
  Allstate Corporation            SOLE                                            611
  Allstate Corporation            OTHER                 152
  Allstate Corporation            OTHER                                           74
  Alltel Corporation              SOLE                  29974
  Alltel Corporation              SOLE                                            382
  Alltel Corporation              OTHER                 114
  Alltel Corporation              OTHER                                           24
  American Express Company        SOLE                  24125
  American Express Company        SOLE                                            377
  American Express Company        OTHER                 93
  American Express Company        OTHER                                           54
  American International Group    SOLE                  29691
  American International Group    SOLE                                            450
  American International Group    OTHER                 113
  American International Group    OTHER                                           48
  Amgen, Inc.                     SOLE                  34462


  Amgen, Inc.                     SOLE                                            490
  Amgen, Inc.                     OTHER                 428
  Amgen, Inc.                     OTHER                                           30
  Anadarko Petroleum Corporation  SOLE                  16049
  Anadarko Petroleum Corporation  SOLE                                            229
  Anadarko Petroleum Corporation  OTHER                 67
  Anadarko Petroleum Corporation  OTHER                                           52
  Automatic Data Processing Inc   SOLE                  26970
  Automatic Data Processing Inc   SOLE                                            405
  Automatic Data Processing Inc   OTHER                 114
  Automatic Data Processing Inc   OTHER                                           25
  B P Amoco P L C                 SOLE                  41254
  B P Amoco P L C                 SOLE                                            492
  B P Amoco P L C                 OTHER                 443
  B P Amoco P L C                 OTHER                                           24
  Bank of America Corporation     SOLE                  3780
  Bank of America Corporation     OTHER                 84
  Bank One Corporation            SOLE                  17998
  Bellsouth Corporation           SOLE                  8542
  Bellsouth Corporation           OTHER                 64
  Cardinal Health, Inc.           SOLE                  30218
  Cardinal Health, Inc.           SOLE                                            387
  Cardinal Health, Inc.           OTHER                 118
  Cardinal Health, Inc.           OTHER                                           26
  Cendant Corporation             SOLE                  120258
  Cendant Corporation             SOLE                                            1968
  Cendant Corporation             OTHER                 459
  Cendant Corporation             OTHER                                           110
  Cisco Systems, Inc.             SOLE                  97298
  Cisco Systems, Inc.             SOLE                                            1837
  Cisco Systems, Inc.             OTHER                 465
  Cisco Systems, Inc.             OTHER                                           118
  Citigroup Inc.                  SOLE                  68423
  Citigroup Inc.                  SOLE                                            1107
  Citigroup Inc.                  OTHER                 257
  Citigroup Inc.                  OTHER                                           104
  Colgate-Palmolive Company       SOLE                  29153
  Colgate-Palmolive Company       SOLE                                            433
  Colgate-Palmolive Company       OTHER                 114
  Colgate-Palmolive Company       OTHER                                           39
  Community First Bankshares, Inc.SOLE                  1125800
  Community First Bankshares, Inc.SOLE                                            134622
  Dell Computer Corporation       SOLE                  70936
  Dell Computer Corporation       SOLE                                            981
  Dell Computer Corporation       OTHER                 270
  Dell Computer Corporation       OTHER                                           66
  Walt Disney Company             SOLE                  52382
  Walt Disney Company             SOLE                                            676
  Walt Disney Company             OTHER                 507
  Walt Disney Company             OTHER                                           90
  Dominion Res Inc                SOLE                  18529
  Dominion Res Inc                SOLE                                            347
  Dominion Res Inc                OTHER                 18
  Du Pont ( E. I. ) De Nemours    SOLE                  52606
  Du Pont ( E. I. ) De Nemours    SOLE                                            797
  Du Pont ( E. I. ) De Nemours    OTHER                 327


  Du Pont ( E. I. ) De Nemours    OTHER                                           54
  E M C Corp/Mass                 SOLE                  90153
  E M C Corp/Mass                 SOLE                                            1275
  E M C Corp/Mass                 OTHER                 347
  E M C Corp/Mass                 OTHER                                           85
  Empire District Electric Co     SOLE                  13810
  Exxon Mobil Corporation         SOLE                  25193
  Exxon Mobil Corporation         OTHER                 833
  Exxon Mobil Corporation         OTHER                                           4422
  Fleet Boston Financial          SOLE                  33925
  Fleet Boston Financial          SOLE                                            533
  Fleet Boston Financial          OTHER                 129
  Fleet Boston Financial          OTHER                                           32
  Forest Labs, Inc.               SOLE                  8507
  Forest Labs, Inc.               SOLE                                            37
  Forest Labs, Inc.               OTHER                 31
  Forest Labs, Inc.               OTHER                                           7
  General Dynamics                SOLE                  20621
  General Dynamics                SOLE                                            338
  General Dynamics                OTHER                 82
  General Dynamics                OTHER                                           20
  General Electric Company        SOLE                  130721
  General Electric Company        SOLE                                            1615
  General Electric Company        OTHER                 956
  General Electric Company        OTHER                                           92
  John Hancock Investment Trust   SOLE                                            15000
  Home Depot, Inc.                SOLE                  43482
  Home Depot, Inc.                SOLE                                            921
  Home Depot, Inc.                OTHER                 172
  Home Depot, Inc.                OTHER                                           61
  Illinois Tool Works             SOLE                  21273
  Illinois Tool Works             SOLE                                            348
  Illinois Tool Works             OTHER                 84
  Illinois Tool Works             OTHER                                           18
  Intel Corporation               SOLE                  68116
  Intel Corporation               SOLE                                            1380
  Intel Corporation               OTHER                 333
  Intel Corporation               OTHER                                           89
  International Business Machines SOLE                  3451
  International Business Machines SOLE                                            100
  J D S Uniphase Corporation      SOLE                  66380
  J D S Uniphase Corporation      SOLE                                            789
  J D S Uniphase Corporation      OTHER                 260
  J P Morgan Chase & Co           SOLE                  30267
  J P Morgan Chase & Co           SOLE                                            145
  J P Morgan Chase & Co           OTHER                 107
  J P Morgan Chase & Co           OTHER                                           28
  Keycorp                         SOLE                  23784
  Kinder Morgan, Inc.             SOLE                  26956
  Kinder Morgan, Inc.             SOLE                                            453
  Kinder Morgan, Inc.             OTHER                 178
  Kinder Morgan, Inc.             OTHER                                           24
  Kroger Company                  SOLE                  81429
  Kroger Company                  SOLE                                            1505
  Kroger Company                  OTHER                 293
  Kroger Company                  OTHER                                           111


  Eli Lilly & Company             SOLE                  9087
  M B I A, Inc.                   SOLE                  21483
  M B I A, Inc.                   SOLE                                            365
  M B I A, Inc.                   OTHER                 84
  M B I A, Inc.                   OTHER                                           19
  M B N A Corporation             SOLE                  97133
  M B N A Corporation             SOLE                                            1402
  M B N A Corporation             OTHER                 531
  M B N A Corporation             OTHER                                           165
  Medtronic, Inc.                 SOLE                  47603
  Medtronic, Inc.                 SOLE                                            527
  Medtronic, Inc.                 OTHER                 246
  Medtronic, Inc.                 OTHER                                           35
  Merck & Company, Inc.           SOLE                  26477
  Merck & Company, Inc.           SOLE                                            342
  Merck & Company, Inc.           OTHER                 90
  Merck & Company, Inc.           OTHER                                           21
  Microsoft Corporation           SOLE                  45334
  Microsoft Corporation           SOLE                                            699
  Microsoft Corporation           OTHER                 160
  Microsoft Corporation           OTHER                                           53
  Oracle Corporation              SOLE                  110720
  Oracle Corporation              SOLE                                            1584
  Oracle Corporation              OTHER                 475
  Oracle Corporation              OTHER                                           221
  Pepsico, Inc.                   SOLE                  46997
  Pepsico, Inc.                   SOLE                                            710
  Pepsico, Inc.                   OTHER                 382
  Pepsico, Inc.                   OTHER                                           76
  Pfizer, Inc.                    SOLE                  51600
  Pfizer, Inc.                    SOLE                                            918
  Pfizer, Inc.                    OTHER                 168
  Pfizer, Inc.                    OTHER                                           38
  Principal Financial Group       SOLE                  48812
  Principal Financial Group       SOLE                                            649
  Principal Financial Group       OTHER                 179
  Principal Financial Group       OTHER                                           46
  Qualcomm, Inc.                  SOLE                  10325
  Qualcomm, Inc.                  SOLE                                            130
  Qualcomm, Inc.                  OTHER                 43
  Qualcomm, Inc.                  OTHER                                           9
  Royal Dutch Petroleum N Y       SOLE                  36050
  Royal Dutch Petroleum N Y       SOLE                                            585
  Royal Dutch Petroleum N Y       OTHER                 132
  Royal Dutch Petroleum N Y       OTHER                                           230
  S B C Communications, Inc.      SOLE                  13258
  S B C Communications, Inc.      OTHER                 3791
  S B C Communications, Inc.      OTHER                                           146
  Schlumberger Limited            SOLE                  8048
  Schlumberger Limited            SOLE                                            130
  Schlumberger Limited            OTHER                 41
  Schlumberger Limited            OTHER                                           7
  Staples, Inc.                   SOLE                  92011
  Staples, Inc.                   SOLE                                            1377
  Staples, Inc.                   OTHER                 346
  Staples, Inc.                   OTHER                                           120


  Sun Microsystems                SOLE                  88514
  Sun Microsystems                SOLE                                            1382
  Sun Microsystems                OTHER                 328
  Suntrust Banks, Inc.            SOLE                  21158
  Suntrust Banks, Inc.            SOLE                                            344
  Suntrust Banks, Inc.            OTHER                 85
  Suntrust Banks, Inc.            OTHER                                           19
  Target Corporation              SOLE                  21360
  Target Corporation              SOLE                                            359
  Target Corporation              OTHER                 78
  Target Corporation              OTHER                                           18
  Texas Instruments, Inc.         SOLE                  45138
  Texas Instruments, Inc.         SOLE                                            829
  Texas Instruments, Inc.         OTHER                 165
  Texas Instruments, Inc.         OTHER                                           70
  U S T, Inc.                     SOLE                  13600
  U S Bancorp                     SOLE                  24340
  United Technologies Corporation SOLE                  26617
  United Technologies Corporation SOLE                                            436
  United Technologies Corporation OTHER                 115
  United Technologies Corporation OTHER                                           43
  Veritas Software Corporation    SOLE                  26586
  Veritas Software Corporation    SOLE                                            396
  Veritas Software Corporation    OTHER                 104
  Veritas Software Corporation    OTHER                                           23
  Verizon Communications          SOLE                  42774
  Verizon Communications          SOLE                                            458
  Verizon Communications          OTHER                 274
  Verizon Communications          OTHER                                           32
  Viacom, Inc.                    SOLE                  27030
  Viacom, Inc.                    SOLE                                            342
  Viacom, Inc.                    OTHER                                           542
  Wal-Mart Stores                 SOLE                  42867
  Wal-Mart Stores                 SOLE                                            634
  Wal-Mart Stores                 OTHER                 167
  Wal-Mart Stores                 OTHER                                           37
  Walgreen Company                SOLE                  28635
  Walgreen Company                SOLE                                            418
  Walgreen Company                OTHER                 94
  Walgreen Company                OTHER                                           26
  Wells Fargo & Company           SOLE                  45611
  Wells Fargo & Company           SOLE                                            384
  Wells Fargo & Company           OTHER                 1087
  Wells Fargo & Company           OTHER                                           22
  Wyeth                           SOLE                  34938
  Wyeth                           SOLE                                            597
  Wyeth                           OTHER                 140
  Wyeth                           OTHER                                           31
  Xcel Energy Inc.                SOLE                  12053
  Transocean Sedco Forex, Inc.    SOLE                  24638
  Transocean Sedco Forex, Inc.    SOLE                                            409
  Transocean Sedco Forex, Inc.    OTHER                 102
  Transocean Sedco Forex, Inc.    OTHER                                           23